Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.27%
Advertising–0.32%
Omnicom Group, Inc.	167,930	$12,210,190
Trade Desk, Inc. (The), Class A(b)(c)	492,832	10,625,458
		22,835,648
Aerospace & Defense–2.07%
Axon Enterprise, Inc.(b)	25,976	11,655,951
Boeing Co. (The)(b)	61,514	14,218,961
General Dynamics Corp.	37,995	13,177,426
General Electric Co.	41,348	13,386,829
Howmet Aerospace, Inc.	53,425	13,797,006
Huntington Ingalls Industries, Inc.	32,498	10,014,909
L3Harris Technologies, Inc.	36,909	11,632,979
Lockheed Martin Corp.	20,701	10,980,845
Northrop Grumman Corp.	18,337	10,336,200
RTX Corp.	64,867	11,654,005
Textron, Inc.	144,146	13,226,837
TransDigm Group, Inc.	10,432	13,126,794
		147,208,742
Agricultural & Farm Machinery–0.17%
Deere & Co.	22,125	11,995,733
Agricultural Products & Services–0.40%
Archer-Daniels-Midland Co.	188,172	15,012,362
Bunge Global S.A.	107,177	13,214,924
		28,227,286
Air Freight & Logistics–0.80%
C.H. Robinson Worldwide, Inc.	74,868	13,375,168
Expeditors International of Washington, Inc.	93,476	14,768,273
FedEx Corp.	36,444	15,005,817
United Parcel Service, Inc., Class B	130,614	13,935,208
		57,084,466
Apparel Retail–0.39%
Ross Stores, Inc.	61,840	14,330,183
TJX Cos., Inc. (The)	85,156	13,177,891
		27,508,074
Apparel, Accessories & Luxury Goods–0.54%
lululemon athletica, Inc.(b)	82,587	10,833,763
Ralph Lauren Corp.	38,876	14,146,976
Tapestry, Inc.	92,452	13,448,068
		38,428,807
Application Software–2.84%
Adobe, Inc.(b)	49,121	12,732,654
AppLovin Corp., Class A(b)	29,136	17,862,990
Autodesk, Inc.(b)	53,387	12,348,947
Cadence Design Systems, Inc.(b)	44,762	16,782,617
Datadog, Inc., Class A(b)	104,184	25,769,912
Fair Isaac Corp.(b)	11,537	14,428,057
Intuit, Inc.	30,525	10,119,953
Palantir Technologies, Inc., Class A(b)	88,684	13,882,593
PTC, Inc.(b)	84,487	11,720,882
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.	38,167	$12,424,504
Salesforce, Inc.	69,255	13,234,630
Synopsys, Inc.(b)	30,401	14,459,324
Tyler Technologies, Inc.(b)	38,598	12,086,964
Workday, Inc., Class A(b)	97,537	14,258,934
		202,112,961
Asset Management & Custody Banks–2.36%
Ameriprise Financial, Inc.	29,831	13,295,975
Ares Management Corp., Class A	127,349	16,364,347
Bank of New York Mellon Corp. (The)	112,586	15,697,866
BlackRock, Inc.	13,852	14,501,382
Blackstone, Inc., Class A	122,921	14,378,069
Franklin Resources, Inc.	527,402	16,360,010
Invesco Ltd.(d)	549,650	15,643,039
KKR & Co., Inc., Class A	151,377	14,523,109
Northern Trust Corp.	93,616	15,488,767
State Street Corp.	104,732	16,300,489
T. Rowe Price Group, Inc.(c)	147,519	15,420,161
TPG, Inc.(b)(e)	179,059	0
		167,973,214
Automobile Manufacturers–0.67%
Ford Motor Co.	1,086,422	18,947,200
General Motors Co.(f)	175,950	14,646,078
Tesla, Inc.(b)	32,967	14,366,689
		47,959,967
Automotive Parts & Equipment–0.21%
Aptiv PLC(b)(c)	216,284	14,694,335
Automotive Retail–0.54%
AutoZone, Inc.(b)	3,622	10,631,258
Carvana Co.(b)(c)	213,533	15,587,909
O’Reilly Automotive, Inc.(b)	142,436	12,374,840
		38,594,007
Biotechnology–1.39%
AbbVie, Inc.	59,050	12,856,366
Amgen, Inc.	35,601	11,990,061
Biogen, Inc.(b)	70,583	13,834,268
Gilead Sciences, Inc.	92,085	12,378,987
Incyte Corp.(b)	142,029	13,739,885
Moderna, Inc.(b)(c)	240,208	11,335,415
Regeneron Pharmaceuticals, Inc.	16,962	10,427,898
Vertex Pharmaceuticals, Inc.(b)	27,305	12,220,080
		98,782,960
Brewers–0.17%
Molson Coors Beverage Co., Class B	298,964	11,818,047
Broadcasting–0.41%
Fox Corp., Class A(c)	141,622	9,052,478
Fox Corp., Class B	99,896	5,733,032
Paramount Skydance Corp.(c)	1,325,890	14,067,693
		28,853,203
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–0.46%
Amazon.com, Inc.(b)	62,057	$16,795,107
eBay, Inc.	143,775	15,710,294
		32,505,401
Building Products–1.45%
A.O. Smith Corp.	197,393	11,196,131
Allegion PLC	89,665	11,662,727
Builders FirstSource, Inc.(b)	147,563	11,253,154
Carrier Global Corp.	224,291	14,325,466
Johnson Controls International PLC	97,503	13,071,252
Lennox International, Inc.(c)	26,431	13,272,591
Masco Corp.	211,197	14,836,589
Trane Technologies PLC	30,480	13,755,624
		103,373,534
Cable & Satellite–0.48%
Charter Communications, Inc., Class A(b)	58,703	8,456,167
Comcast Corp., Class A	430,425	10,704,670
EchoStar Corp., Class A(b)	117,371	15,163,159
		34,323,996
Cargo Ground Transportation–0.46%
J.B. Hunt Transport Services, Inc.	62,738	17,342,665
Old Dominion Freight Line, Inc.	69,890	15,735,734
		33,078,399
Casinos & Gaming–0.58%
Las Vegas Sands Corp.	245,426	12,411,193
MGM Resorts International(b)	362,792	15,843,126
Wynn Resorts Ltd.(c)	131,495	13,309,924
		41,564,243
Commodity Chemicals–0.36%
Dow, Inc.	383,068	12,928,545
LyondellBasell Industries N.V., Class A	195,263	13,014,279
		25,942,824
Communications Equipment–1.47%
Arista Networks, Inc.(b)	95,548	15,237,040
Ciena Corp.(b)	38,977	22,615,625
Cisco Systems, Inc.	168,796	20,326,414
F5, Inc.(b)	45,960	17,623,362
Lumentum Holdings, Inc.(b)	19,658	16,806,804
Motorola Solutions, Inc.	29,066	11,721,736
		104,330,981
Computer & Electronics Retail–0.23%
Best Buy Co., Inc.	212,898	16,595,399
Construction & Engineering–0.69%
Comfort Systems USA, Inc.	9,429	17,238,192
EMCOR Group, Inc.	18,328	15,153,957
Quanta Services, Inc.	23,212	16,520,677
		48,912,826
Construction Machinery & Heavy Transportation Equipment– 0.81%
Caterpillar, Inc.	18,646	16,331,472
Cummins, Inc.	23,723	15,340,004
PACCAR, Inc.	111,492	12,305,372
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Westinghouse Air Brake Technologies Corp.	53,545	$13,983,812
		57,960,660
Construction Materials–0.57%
CRH PLC	126,739	13,787,936
Martin Marietta Materials, Inc.	22,497	13,085,155
Vulcan Materials Co.	49,408	13,978,511
		40,851,602
Consumer Electronics–0.18%
Garmin Ltd.	55,824	13,058,350
Consumer Finance–0.59%
American Express Co.	43,937	13,904,742
Capital One Financial Corp.	72,347	13,596,172
Synchrony Financial	202,314	14,453,312
		41,954,226
Consumer Staples Merchandise Retail–0.89%
Costco Wholesale Corp.	13,369	12,785,042
Dollar General Corp.	92,823	10,267,152
Dollar Tree, Inc.(b)	118,714	13,823,058
Target Corp.	110,896	14,091,555
Walmart, Inc.	106,608	12,339,876
		63,306,683
Copper–0.20%
Freeport-McMoRan, Inc.	213,816	14,049,849
Data Center REITs–0.40%
Digital Realty Trust, Inc.	72,955	13,861,450
Equinix, Inc.	13,695	14,626,808
		28,488,258
Data Processing & Outsourced Services–0.16%
Broadridge Financial Solutions, Inc.	73,419	11,285,969
Distillers & Vintners–0.37%
Brown-Forman Corp., Class B(c)	544,577	14,006,521
Constellation Brands, Inc., Class A	87,787	12,186,591
		26,193,112
Distributors–0.33%
Genuine Parts Co.	123,118	12,151,747
Pool Corp.(c)	62,466	11,331,332
		23,483,079
Diversified Banks–1.59%
Bank of America Corp.	271,444	14,006,511
Citigroup, Inc.	120,812	15,210,231
Fifth Third Bancorp	292,488	14,603,926
JPMorgan Chase & Co.	45,804	13,709,595
KeyCorp	670,637	14,304,687
PNC Financial Services Group, Inc. (The)	64,054	14,163,621
U.S. Bancorp	252,145	13,830,153
Wells Fargo & Co.	171,184	13,273,607
		113,102,331
Diversified Financial Services–0.22%
Apollo Global Management, Inc.	124,323	16,001,613
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Diversified Support Services–0.34%
Cintas Corp.	67,785	$11,608,859
Copart, Inc.(b)	378,185	12,393,123
		24,001,982
Electric Utilities–3.06%
Alliant Energy Corp.(c)	189,866	13,596,304
American Electric Power Co., Inc.	100,214	12,694,107
Constellation Energy Corp.	44,712	12,865,878
Duke Energy Corp.	103,395	12,689,668
Edison International	187,956	13,145,643
Entergy Corp.(c)	126,868	13,834,955
Evergy, Inc.	165,941	13,613,800
Eversource Energy	181,830	12,413,534
Exelon Corp.	275,276	12,563,597
FirstEnergy Corp.	265,438	12,313,669
NextEra Energy, Inc.	143,582	12,493,070
NRG Energy, Inc.	88,500	11,866,080
PG&E Corp.	741,149	12,110,375
Pinnacle West Capital Corp.	130,736	13,039,609
PPL Corp.	349,427	12,366,222
Southern Co. (The)	139,669	12,856,531
Xcel Energy, Inc.	165,981	13,195,489
		217,658,531
Electrical Components & Equipment–1.46%
AMETEK, Inc.	58,674	13,251,523
Eaton Corp. PLC	37,089	14,857,853
Emerson Electric Co.	96,328	13,853,893
Generac Holdings, Inc.(b)	62,683	17,420,233
Hubbell, Inc.	27,598	13,070,689
Rockwell Automation, Inc.	35,294	15,919,712
Vertiv Holdings Co., Class A	49,195	15,531,353
		103,905,256
Electronic Components–0.73%
Amphenol Corp., Class A	97,957	14,572,083
Coherent Corp.(b)	52,594	19,011,153
Corning, Inc.	100,298	18,169,986
		51,753,222
Electronic Equipment & Instruments–0.77%
Keysight Technologies, Inc.(b)	46,438	15,711,368
Teledyne Technologies, Inc.(b)	20,514	12,715,193
Trimble, Inc.(b)	198,882	11,218,934
Zebra Technologies Corp., Class A(b)	61,596	15,006,633
		54,652,128
Electronic Manufacturing Services–0.46%
Jabil, Inc.	51,751	18,866,344
TE Connectivity PLC (Switzerland)	64,190	13,698,788
		32,565,132
Environmental & Facilities Services–0.67%
Republic Services, Inc.	60,076	12,041,633
Rollins, Inc.	239,737	11,411,481
Veralto Corp.	147,143	12,099,569
Waste Management, Inc.	56,847	12,020,867
		47,573,550
Fertilizers & Agricultural Chemicals–0.52%
CF Industries Holdings, Inc.	111,916	12,573,763
Shares		Value
Fertilizers & Agricultural Chemicals–(continued)
Corteva, Inc.	170,983	$13,384,549
Mosaic Co. (The)(f)	461,216	11,023,062
		36,981,374
Financial Exchanges & Data–1.76%
Cboe Global Markets, Inc.	46,340	15,457,170
CME Group, Inc., Class A	44,323	12,124,113
Coinbase Global, Inc., Class A(b)(c)	67,686	12,794,685
FactSet Research Systems, Inc.(c)	64,085	15,730,945
Intercontinental Exchange, Inc.	85,622	12,659,213
Moody’s Corp.	30,149	13,665,034
MSCI, Inc.	24,067	15,195,423
Nasdaq, Inc.	157,245	14,548,307
S&P Global, Inc.	31,342	13,289,008
		125,463,898
Food Distributors–0.17%
Sysco Corp.	158,994	12,053,335
Food Retail–0.35%
Casey’s General Stores, Inc.	17,619	13,516,240
Kroger Co. (The)	186,237	11,574,629
		25,090,869
Footwear–0.36%
Deckers Outdoor Corp.(b)	128,096	14,583,729
NIKE, Inc., Class B	241,373	11,158,674
		25,742,403
Gas Utilities–0.17%
Atmos Energy Corp.	71,346	12,066,749
Gold–0.18%
Newmont Corp.	115,691	12,704,029
Health Care Distributors–0.65%
Cardinal Health, Inc.	62,410	12,282,288
Cencora, Inc.	38,380	10,338,037
Henry Schein, Inc.(b)	171,939	13,167,089
McKesson Corp.	14,183	10,530,026
		46,317,440
Health Care Equipment–2.48%
Abbott Laboratories	121,945	10,438,492
Baxter International, Inc.(c)	744,845	13,988,189
Becton, Dickinson and Co.	82,395	12,121,952
Boston Scientific Corp.(b)	193,084	9,327,888
Dexcom, Inc.(b)	200,620	14,793,719
Edwards Lifesciences Corp.(b)	158,003	13,662,519
GE HealthCare Technologies, Inc.	185,058	11,536,516
IDEXX Laboratories, Inc.(b)	22,388	12,616,310
Insulet Corp.(b)	56,296	8,159,542
Intuitive Surgical, Inc.(b)	27,278	11,583,330
Medtronic PLC	151,111	11,153,503
ResMed, Inc.(c)	55,984	10,668,871
STERIS PLC	60,683	12,909,095
Stryker Corp.	38,881	11,862,204
Zimmer Biomet Holdings, Inc.	143,438	11,809,250
		176,631,380
Health Care Facilities–0.28%
HCA Healthcare, Inc.	25,024	9,472,585
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	72,188	$10,547,389
		20,019,974
Health Care REITs–0.77%
Alexandria Real Estate Equities, Inc.	267,978	13,313,147
Healthpeak Properties, Inc.	779,332	14,924,208
Ventas, Inc.(c)	156,676	13,226,588
Welltower, Inc.	64,033	13,147,896
		54,611,839
Health Care Services–1.02%
Cigna Group (The)	50,461	13,997,881
CVS Health Corp.	173,743	15,807,138
DaVita, Inc.(b)(c)	85,831	16,682,113
Labcorp Holdings, Inc.	49,717	12,929,403
Quest Diagnostics, Inc.(c)	67,035	13,065,122
		72,481,657
Health Care Supplies–0.55%
Align Technology, Inc.(b)	75,351	13,182,658
Cooper Cos., Inc. (The)(b)	182,297	11,158,399
Solventum Corp.(b)	196,734	14,745,213
		39,086,270
Health Care Technology–0.20%
Veeva Systems, Inc., Class A(b)	82,731	14,423,323
Heavy Electrical Equipment–0.21%
GE Vernova, Inc.	15,607	15,112,570
Home Improvement Retail–0.33%
Home Depot, Inc. (The)	38,321	12,153,122
Lowe’s Cos., Inc.	54,457	11,673,402
		23,826,524
Homebuilding–0.72%
D.R. Horton, Inc.	92,412	13,592,881
Lennar Corp., Class A	139,219	12,499,082
NVR, Inc.(b)	2,004	12,234,019
PulteGroup, Inc.	106,662	12,605,315
		50,931,297
Homefurnishing Retail–0.20%
Williams-Sonoma, Inc.	70,839	14,420,695
Hotel & Resort REITs–0.22%
Host Hotels & Resorts, Inc.	686,467	15,775,012
Hotels, Resorts & Cruise Lines–1.52%
Airbnb, Inc., Class A(b)	98,694	13,156,897
Booking Holdings, Inc.	76,085	12,738,912
Carnival Corp. Ltd.	506,693	14,217,806
Expedia Group, Inc.	57,179	12,910,446
Hilton Worldwide Holdings, Inc.	44,399	14,547,776
Marriott International, Inc., Class A	40,386	15,168,982
Norwegian Cruise Line Holdings Ltd.(b)(c)	657,431	12,057,285
Royal Caribbean Cruises Ltd.	46,923	13,355,693
		108,153,797
Household Products–0.88%
Church & Dwight Co., Inc.	134,890	12,899,531
Clorox Co. (The)	119,879	10,791,508
Shares		Value
Household Products–(continued)
Colgate-Palmolive Co.	150,034	$13,522,564
Kimberly-Clark Corp.	134,390	13,116,464
Procter & Gamble Co. (The)	87,689	12,588,633
		62,918,700
Human Resource & Employment Services–0.39%
Automatic Data Processing, Inc.	63,120	14,002,541
Paychex, Inc.	143,026	13,870,661
		27,873,202
Independent Power Producers & Energy Traders–0.38%
AES Corp. (The)	944,797	13,860,172
Vistra Corp.	84,471	13,534,788
		27,394,960
Industrial Conglomerates–0.37%
3M Co.	85,379	13,074,086
Honeywell International, Inc.	56,149	13,355,601
		26,429,687
Industrial Gases–0.38%
Air Products and Chemicals, Inc.	47,425	13,213,554
Linde PLC	27,625	13,748,686
		26,962,240
Industrial Machinery & Supplies & Components–2.13%
Dover Corp.	62,624	13,236,209
Fortive Corp.	233,881	13,639,940
IDEX Corp.	67,691	14,271,293
Illinois Tool Works, Inc.	48,424	11,974,287
Ingersoll Rand, Inc.	157,854	11,308,661
Nordson Corp.	49,123	14,114,512
Otis Worldwide Corp.	158,918	11,257,751
Parker-Hannifin Corp.	14,295	12,073,986
Pentair PLC	147,953	10,480,990
Snap-on, Inc.	35,594	13,212,849
Stanley Black & Decker, Inc.	178,425	14,170,513
Xylem, Inc.	109,885	12,036,803
		151,777,794
Industrial REITs–0.20%
Prologis, Inc.	97,953	14,053,317
Insurance Brokers–0.86%
Aon PLC, Class A	42,425	13,408,845
Arthur J. Gallagher & Co.	64,070	12,885,118
Brown & Brown, Inc.(c)	196,614	11,059,537
Marsh & McLennan Cos., Inc.	77,280	12,362,482
Willis Towers Watson PLC	45,346	11,321,536
		61,037,518
Integrated Oil & Gas–0.55%
Chevron Corp.	70,100	12,790,446
Exxon Mobil Corp.	88,696	12,883,981
Occidental Petroleum Corp.	241,894	13,698,457
		39,372,884
Integrated Telecommunication Services–0.35%
AT&T, Inc.	495,009	12,276,223
Verizon Communications, Inc.	265,281	12,683,085
		24,959,308
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Home Entertainment–0.39%
Electronic Arts, Inc.	67,249	$13,565,468
Take-Two Interactive Software, Inc.(b)	63,021	14,126,788
		27,692,256
Interactive Media & Services–0.41%
Alphabet, Inc., Class A (Acquired 03/31/2006-03/20/2026; Cost $534,422)(g)	24,161	9,189,395
Alphabet, Inc., Class C (Acquired 03/31/2006-03/20/2026; Cost $452,262)(g)	19,408	7,305,753
Meta Platforms, Inc., Class A	20,529	12,984,798
		29,479,946
Internet Services & Infrastructure–0.67%
Akamai Technologies, Inc.(b)	124,854	18,670,667
GoDaddy, Inc., Class A(b)	155,355	13,334,120
VeriSign, Inc.	55,927	15,960,447
		47,965,234
Investment Banking & Brokerage–1.28%
Charles Schwab Corp. (The)	145,079	12,672,650
Goldman Sachs Group, Inc. (The)	16,003	16,412,037
Interactive Brokers Group, Inc., Class A	192,671	16,756,597
Morgan Stanley	81,991	17,054,128
Raymond James Financial, Inc.(c)	88,709	12,721,758
Robinhood Markets, Inc., Class A(b)	167,334	15,779,596
		91,396,766
IT Consulting & Other Services–0.90%
Accenture PLC, Class A	66,728	12,482,807
Cognizant Technology Solutions Corp., Class A	215,353	12,007,006
EPAM Systems, Inc.(b)(c)	94,693	9,702,245
Gartner, Inc.(b)(c)	83,824	13,596,253
International Business Machines Corp.	54,023	16,088,049
		63,876,360
Leisure Products–0.17%
Hasbro, Inc.	139,547	12,024,765
Life & Health Insurance–1.03%
Aflac, Inc.	120,380	13,533,120
Globe Life, Inc.	93,391	14,311,237
MetLife, Inc.	188,261	15,567,302
Principal Financial Group, Inc.	149,371	15,477,823
Prudential Financial, Inc.	140,122	14,101,878
		72,991,360
Life Sciences Tools & Services–2.06%
Agilent Technologies, Inc.	116,483	15,786,941
Bio-Techne Corp.	250,736	12,958,036
Charles River Laboratories International, Inc.(b)	78,629	14,209,046
Danaher Corp.	68,924	12,590,347
IQVIA Holdings, Inc.(b)	78,357	14,277,429
Mettler-Toledo International, Inc.(b)	10,939	12,914,365
Revvity, Inc.(c)	148,423	15,517,625
Thermo Fisher Scientific, Inc.	27,121	13,357,364
Waters Corp.(b)	44,220	16,961,465
West Pharmaceutical Services, Inc.	55,464	17,904,334
		146,476,952
Shares		Value
Managed Health Care–1.14%
Centene Corp.(b)	371,234	$22,125,546
Elevance Health, Inc.	45,526	17,900,368
Humana, Inc.	77,259	23,596,444
UnitedHealth Group, Inc.	46,287	17,603,409
		81,225,767
Metal, Glass & Plastic Containers–0.16%
Ball Corp.	213,888	11,693,257
Movies & Entertainment–0.93%
Live Nation Entertainment, Inc.(b)(c)	81,074	13,653,672
Netflix, Inc.(b)	141,685	12,187,744
TKO Group Holdings, Inc.(c)	66,547	13,654,114
Walt Disney Co. (The)	133,258	13,569,662
Warner Bros. Discovery, Inc.(b)	483,439	13,057,687
		66,122,879
Multi-Family Residential REITs–1.18%
AvalonBay Communities, Inc.	77,425	14,130,837
Camden Property Trust	132,016	14,067,625
Equity Residential	218,703	14,314,111
Essex Property Trust, Inc.	53,166	14,495,178
Mid-America Apartment Communities, Inc.	105,101	13,565,386
UDR, Inc.	372,836	13,757,649
		84,330,786
Multi-Sector Holdings–0.18%
Berkshire Hathaway, Inc., Class B(b)	27,240	12,924,835
Multi-Utilities–1.85%
Ameren Corp.	122,949	13,274,804
CenterPoint Energy, Inc.	313,026	13,228,479
CMS Energy Corp.	177,274	12,864,774
Consolidated Edison, Inc.	120,320	12,709,402
Dominion Energy, Inc.	213,843	14,314,650
DTE Energy Co.	91,758	13,109,465
NiSource, Inc.	284,399	13,144,922
Public Service Enterprise Group, Inc.	163,340	12,846,691
Sempra	144,891	12,914,135
WEC Energy Group, Inc.	118,662	13,177,415
		131,584,737
Office REITs–0.21%
BXP, Inc.(c)	252,591	15,157,986
Oil & Gas Equipment & Services–0.61%
Baker Hughes Co., Class A	223,420	14,272,069
Halliburton Co.	366,736	14,247,694
SLB Ltd.	273,720	14,931,426
		43,451,189
Oil & Gas Exploration & Production–1.42%
APA Corp.	399,970	14,570,907
ConocoPhillips	112,479	12,820,356
Devon Energy Corp.	290,158	12,909,129
Diamondback Energy, Inc.	74,587	14,281,919
EOG Resources, Inc.	99,224	13,234,497
EQT Corp.	210,629	11,569,851
Expand Energy Corp.	123,820	11,512,784
Texas Pacific Land Corp.(c)	25,617	10,067,481
		100,966,924
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	58,791	$14,625,437
Phillips 66	79,318	13,950,450
Valero Energy Corp.	58,189	14,245,831
		42,821,718
Oil & Gas Storage & Transportation–0.74%
Kinder Morgan, Inc.	406,423	12,631,627
ONEOK, Inc.	155,121	13,020,857
Targa Resources Corp.	55,595	14,180,616
Williams Cos., Inc. (The)	180,705	12,900,530
		52,733,630
Other Specialized REITs–0.41%
Iron Mountain, Inc.	122,425	15,701,006
VICI Properties, Inc.	473,063	13,349,838
		29,050,844
Other Specialty Retail–0.27%
Tractor Supply Co.	271,770	8,568,908
Ulta Beauty, Inc.(b)	20,599	10,481,801
		19,050,709
Packaged Foods & Meats–1.76%
Campbell’s Co. (The)(c)	586,071	12,371,959
Conagra Brands, Inc.	791,782	10,514,865
General Mills, Inc.(c)	330,656	11,179,479
Hershey Co. (The)	61,714	11,974,368
Hormel Foods Corp.	583,780	13,561,209
J.M. Smucker Co. (The)	124,925	12,892,260
Kraft Heinz Co. (The)	581,005	13,949,930
McCormick & Co., Inc.	224,335	10,626,749
Mondelez International, Inc., Class A	237,645	14,536,745
Tyson Foods, Inc., Class A	220,208	13,437,092
		125,044,656
Paper & Plastic Packaging Products & Materials–0.88%
Amcor PLC(c)	316,340	12,280,319
Avery Dennison Corp.	77,020	12,251,571
International Paper Co.	347,762	11,639,594
Packaging Corp. of America(c)	60,403	13,222,821
Smurfit WestRock PLC	318,590	13,109,979
		62,504,284
Passenger Airlines–0.69%
Delta Air Lines, Inc.	223,071	18,398,896
Southwest Airlines Co.	321,254	13,797,859
United Airlines Holdings, Inc.(b)	145,038	16,650,363
		48,847,118
Passenger Ground Transportation–0.18%
Uber Technologies, Inc.(b)	179,331	12,624,902
Personal Care Products–0.37%
Estee Lauder Cos., Inc. (The), Class A	146,870	13,064,087
Kenvue, Inc.	761,726	13,162,625
		26,226,712
Pharmaceuticals–1.28%
Bristol-Myers Squibb Co.	224,149	12,816,840
Eli Lilly and Co.	13,447	14,858,935
Johnson & Johnson	55,330	12,467,509
Merck & Co., Inc.	115,691	13,734,836
Shares		Value
Pharmaceuticals–(continued)
Pfizer, Inc.	492,471	$12,892,891
Viatris, Inc.	942,005	15,317,001
Zoetis, Inc.	112,234	8,719,459
		90,807,471
Property & Casualty Insurance–2.16%
Allstate Corp. (The)	64,011	13,192,027
American International Group, Inc.	172,431	12,799,553
Arch Capital Group Ltd.(b)	138,742	12,395,210
Assurant, Inc.	60,747	15,118,106
Chubb Ltd.	40,748	12,702,374
Cincinnati Financial Corp.	81,978	12,904,977
Erie Indemnity Co., Class A(c)	54,193	11,546,903
Hartford Insurance Group, Inc. (The)	97,479	12,392,505
Loews Corp.	120,931	12,522,405
Progressive Corp. (The)	65,360	12,444,544
Travelers Cos., Inc. (The)	43,925	12,821,268
W.R. Berkley Corp.	198,120	12,588,545
		153,428,417
Publishing–0.20%
News Corp., Class A	403,812	10,539,493
News Corp., Class B(c)	133,286	3,974,589
		14,514,082
Rail Transportation–0.59%
CSX Corp.	326,835	14,792,552
Norfolk Southern Corp.	44,247	13,493,565
Union Pacific Corp.	52,428	13,769,690
		42,055,807
Real Estate Services–0.31%
CBRE Group, Inc., Class A(b)	99,402	12,429,226
CoStar Group, Inc.(b)	296,525	9,548,105
		21,977,331
Regional Banks–0.98%
Citizens Financial Group, Inc.	225,205	14,021,263
Huntington Bancshares, Inc.	841,423	13,765,680
M&T Bank Corp.	64,798	14,003,496
Regions Financial Corp.	502,424	14,067,872
Truist Financial Corp.	288,702	13,918,324
		69,776,635
Reinsurance–0.19%
Everest Group Ltd.	40,963	13,273,241
Research & Consulting Services–0.64%
Equifax, Inc.	70,188	11,636,469
Jacobs Solutions, Inc.	101,155	12,124,438
Leidos Holdings, Inc.	77,548	9,910,634
Verisk Analytics, Inc.	66,186	11,581,888
		45,253,429
Restaurants–1.22%
Chipotle Mexican Grill, Inc.(b)	397,177	12,654,059
Darden Restaurants, Inc.(c)	66,086	13,475,596
Domino’s Pizza, Inc.	34,185	10,617,177
DoorDash, Inc., Class A(b)	77,638	12,366,957
McDonald’s Corp.	41,340	11,542,128
Starbucks Corp.	132,536	13,142,270
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	85,852	$12,701,804
		86,499,991
Retail REITs–0.96%
Federal Realty Investment Trust	122,976	14,711,619
Kimco Realty Corp.(c)	567,686	13,669,879
Realty Income Corp.	207,764	12,731,778
Regency Centers Corp.	169,403	13,103,322
Simon Property Group, Inc.	69,459	14,232,843
		68,449,441
Self-Storage REITs–0.38%
Extra Space Storage, Inc.	95,000	13,709,450
Public Storage	43,860	13,319,843
		27,029,293
Semiconductor Materials & Equipment–1.23%
Applied Materials, Inc.	37,562	16,905,154
KLA Corp.	9,013	17,320,372
Lam Research Corp.	60,286	19,181,799
Qnity Electronics, Inc.	113,547	17,713,332
Teradyne, Inc.	43,777	16,386,169
		87,506,826
Semiconductors–4.44%
Advanced Micro Devices, Inc.(b)	64,667	33,374,639
Analog Devices, Inc.	41,380	17,125,113
Broadcom, Inc.	38,659	17,271,681
First Solar, Inc.(b)	66,432	20,380,673
Intel Corp.(b)	275,805	31,629,317
Microchip Technology, Inc.	201,092	19,033,358
Micron Technology, Inc.	31,780	30,858,380
Monolithic Power Systems, Inc.	12,404	19,427,269
NVIDIA Corp.	70,785	14,945,545
NXP Semiconductors N.V. (Netherlands)	66,035	21,220,347
ON Semiconductor Corp.(b)	223,927	27,010,075
QUALCOMM, Inc.	99,295	24,925,031
Skyworks Solutions, Inc.	238,041	18,531,492
Texas Instruments, Inc.	66,618	20,363,790
		316,096,710
Single-Family Residential REITs–0.21%
Invitation Homes, Inc.	522,274	15,276,515
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Co. (The)	173,186	13,683,426
Keurig Dr Pepper, Inc.	475,734	14,286,292
Monster Beverage Corp.(b)	171,610	15,115,409
PepsiCo, Inc.	83,949	12,104,606
		55,189,733
Specialty Chemicals–1.15%
Albemarle Corp.	78,452	13,840,502
DuPont de Nemours, Inc.	292,335	14,154,861
Ecolab, Inc.	48,536	12,425,216
International Flavors & Fragrances, Inc.	191,444	14,559,316
PPG Industries, Inc.	126,480	14,289,710
Sherwin-Williams Co. (The)	41,657	12,657,063
		81,926,668
Shares		Value
Steel–0.53%
Nucor Corp.	76,852	$19,213,000
Steel Dynamics, Inc.	71,637	18,636,366
		37,849,366
Systems Software–1.83%
CrowdStrike Holdings, Inc., Class A(b)	30,095	21,999,445
Fortinet, Inc.(b)	159,358	21,986,623
Gen Digital, Inc.	626,327	16,152,973
Microsoft Corp.	33,206	14,950,670
Oracle Corp.	80,743	18,230,155
Palo Alto Networks, Inc.(b)	80,612	22,707,594
ServiceNow, Inc.(b)	116,271	14,460,624
		130,488,084
Technology Distributors–0.20%
CDW Corp.	110,891	13,911,276
Technology Hardware, Storage & Peripherals–3.27%
Apple, Inc.	50,454	15,744,675
Dell Technologies, Inc., Class C	89,847	37,817,501
Hewlett Packard Enterprise Co.	616,648	26,540,530
HP, Inc.	713,442	19,291,472
NetApp, Inc.	135,033	23,534,901
Sandisk Corp.(b)	20,204	34,245,376
Seagate Technology Holdings PLC	34,335	30,207,933
Super Micro Computer, Inc.(b)(c)	422,915	19,492,152
Western Digital Corp.	49,285	26,180,685
		233,055,225
Telecom Tower REITs–0.59%
American Tower Corp.	73,528	13,746,795
Crown Castle, Inc.	153,545	14,049,368
SBA Communications Corp., Class A	69,933	14,207,588
		42,003,751
Timber REITs–0.20%
Weyerhaeuser Co.	566,805	13,892,391
Tobacco–0.39%
Altria Group, Inc.	200,530	13,952,877
Philip Morris International, Inc. (Switzerland)	79,736	14,143,572
		28,096,449
Trading Companies & Distributors–0.62%
Fastenal Co.	288,570	12,754,794
United Rentals, Inc.	16,923	16,849,723
W.W. Grainger, Inc.	11,979	14,784,961
		44,389,478
Transaction & Payment Processing Services–1.68%
Block, Inc., Class A(b)	203,757	15,428,480
Corpay, Inc.(b)(c)	40,680	14,718,024
Fidelity National Information Services, Inc.	268,031	11,522,653
Fiserv, Inc.(b)	224,958	12,723,624
Global Payments, Inc.	184,550	13,935,370
Jack Henry & Associates, Inc.	80,501	10,973,896
Mastercard, Inc., Class A	26,675	13,176,917
PayPal Holdings, Inc.	289,034	12,934,272
Visa, Inc., Class A	43,058	14,052,409
		119,465,645
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Water Utilities–0.17%
American Water Works Co., Inc.	100,077	$12,336,492
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.	62,990	11,812,515
Total Common Stocks & Other Equity Interests (Cost $3,373,758,359)		7,065,853,465
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(h)	17,074,293	17,074,293
Invesco Treasury Portfolio, Institutional Class, 3.52%(d)(h)	31,709,383	31,709,383
Total Money Market Funds (Cost $48,783,676)		48,783,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,422,542,035)		7,114,637,141
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.35%
Invesco Private Government Fund, 3.58%(d)(h)(i)	86,079,660	$86,079,660
Invesco Private Prime Fund, 3.75%(d)(h)(i)	223,431,695	223,476,382
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $309,549,349)		309,556,042
TOTAL INVESTMENTS IN SECURITIES–104.31% (Cost $3,732,091,384)		7,424,193,183
OTHER ASSETS LESS LIABILITIES—(4.31)%		(306,618,591)
NET ASSETS–100.00%		$7,117,574,592
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$18,680,488	$1,596,631	$(8,864,553)	$1,171,548	$3,058,925	$15,643,039	$348,898
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,115,995	148,511,198	(136,552,900)	-	-	17,074,293	366,774
Invesco Treasury Portfolio, Institutional Class	9,501,069	275,806,511	(253,598,197)	-	-	31,709,383	674,083
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,127,609	755,425,708	(720,473,657)	-	-	86,079,660	1,863,244*
Invesco Private Prime Fund	133,315,600	1,634,491,194	(1,544,312,402)	1,570	(19,580)	223,476,382	5,086,030*
Total	$217,740,761	$2,815,831,242	$(2,663,801,709)	$1,173,118	$3,039,345	$373,982,757	$8,339,029

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $16,495,148, which represented less than 1% of the Fund’s Net Assets.
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight Index	335	June-2026	$56,651,850	$1,441,168	$1,441,168
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,065,853,465	$—	$0	$7,065,853,465
Money Market Funds	48,783,676	309,556,042	—	358,339,718
Total Investments in Securities	7,114,637,141	309,556,042	0	7,424,193,183
Other Investments - Assets*
Futures Contracts	1,441,168	—	—	1,441,168
Total Investments	$7,116,078,309	$309,556,042	$0	$7,425,634,351

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund